Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 7 - Income Taxes

The provision for (benefit from) income taxes for 2018 and 2017 consists of the following:

	2018	2017
	(In Thousands)
Current
Federal	$163	$238
State	4	4
Deferred	(135)	165
	$32	$407

During 2017, the Tax Act was signed into law. The most significant impact of the Act was the reduction in the corporate federal income tax rate from a maximum rate of 35% to 21% beginning in 2018. As a result, the Company revalued its deferred tax assets and liabilities at its new effective tax rate and recorded a net adjustment of $228,000 in 2017 to income tax expense to reduce the carrying value of the net deferred tax assets. The Company’s effective tax rate was 19% and 66% in 2018 and 2017, respectively. The effective tax rate primarily reflects the impact of non-tax interest and dividends from tax exempt securities, as well as a reduction in tax rates, as part of the Act.

Items that give rise to differences between income tax expense included in the consolidated statements of income and taxes computed by applying the statutory federal tax at a rate of 21% in 2018 or 34% in 2017 included the following (dollars in thousands):

	2018		2017
	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income
Federal Tax at a Statutory rate	$35	21%	$211	34%
State taxes, net of Federal provision	14	9	(108)	(17)
Change in tax rate	-	-	228	37
Change in valuation allowance	(11)	(7)	106	17
Nontaxable interest and dividend income	(19)	(11)	(42)	(7)
Other items	13	7	12	2
Income tax provision	$32	19%	$407	66%

Deferred income tax assets and liabilities resulting from temporary differences are summarized as follows and are included in other assets at December 31, 2018 and at December 31, 2017 in the accompanying consolidated balance sheets:

	2018	2017
	(In Thousands)

Deferred tax assets:
Deferred loan origination fees	$94	$92
Allowance for loan losses - Federal	408	330
State tax credits	825	1,075
Supplemental Executive Retirement Plan	216	208
Unrealized loss on securities available for sale	49	44
Net operating loss	477	270
Stock compensation	32	14
Other	43	1

	2,144	2,034
Valuation allowance	(1,413)	(1,424)
Total deferred tax assets, net of valuation allowance	731	610

Deferred tax liabilities:
Depreciation	(9)	(9)
Mortgage servicing rights	(213)	(233)

Total deferred tax liabilities	(222)	(242)

Net deferred tax asset	$509	$368

The Company has recorded a valuation allowance for mortgage recording tax credits incurred before 2015 as well as state tax deductions since anticipated levels of future state taxable income makes it more likely than not that all of these tax benefits will not be used. Beginning in 2015, the New York State Special Additional Mortgage Recording Tax Credit became a refundable credit, with the exception of residential mortgage loans originated in Erie County. To the extent that the credit exceeds the Company’s New York State tax liability, any remaining credit will be refunded to the Company.

As a thrift institution, the Bank is subject to special provisions in the income tax laws regarding its allowable income tax bad debt deduction and related tax basis bad debt reserves. Deferred income tax liabilities are to be recognized with respect to any base-year reserves which are to become taxable (or "recaptured") in the foreseeable future.

Under current income tax laws, the base-year reserves would be subject to recapture if the Company pays a cash dividend in excess of earnings and profits or liquidates. The Bank does not expect to take any actions in the foreseeable future that would require the recapture of any Federal reserves. As a result, a deferred tax liability has not been recognized with respect to the Federal base-year reserve of $1,518,000 at December 31, 2018 and 2017, because the Bank does not expect that this amount will become taxable in the foreseeable future. The unrecognized deferred tax liability with respect to the Federal base-year reserve was $319,000 at December 31, 2018 and 2017. It is more likely than not that this liability will never be incurred because, as noted above, the Bank does not expect to take any action in the future that would result in this liability being incurred.

The Company's Federal and New York State tax returns, constituting the returns of the major taxing jurisdictions, are subject to examination by the taxing authorities for 2015, 2016, and 2017 as prescribed by applicable statute. No waivers have been executed that would extend the period subject to examination beyond the period prescribed by statute.